Accrued Expenses and Other Payables (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Accrued Expenses and Other Payables [Line Items]
Interest expenses	$ 3,060	$ 2,440
Minimum [Member]
Accrued Expenses and Other Payables [Line Items]
Interest rate	3.00%
Maximum [Member]
Accrued Expenses and Other Payables [Line Items]
Interest rate	6.00%